Other Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Accrued Liabilities	OTHER ACCRUED LIABILITIES
Accrued liabilities consist of the following:

	December 31,
	2021	2020
Bonus accrual	$1,807	$600
Sales tax payable	5,445	5,065
Unfunded lease payable	2,697	5,045
Interest payable	91	66
Other accrued liabilities	1,919	2,191
Total accrued liabilities	$11,959	$12,967